Fair value of financial instrument - Summary of Fair Value of Assets and Liabilities Measured at Fair Value on a Recurring Basis and Classified Using Fair Value Hierarchy (Detail) - CAD ($)
$ in Millions
	Apr. 30, 2019	Jan. 31, 2019	Oct. 31, 2018	Apr. 30, 2018	Jan. 31, 2018	Oct. 31, 2017
Financial assets
Interest-bearing deposits with banks	$ 26,718		$ 36,471
Trading
Trading securities	138,916		128,258
Investment
Investment securitites	102,075		94,608
Assets purchased under reverse repurchase agreements and securities borrowed	309,520		294,602
Loans	602,392		576,818
Derivatives
Derivatives	84,812		94,039
Deposits
Personal	286,495		270,154
Business and government	544,667		534,371
Bank	32,939		32,521
Other
Obligations related to securities sold short	34,049		32,247
Obligations related to assets sold under repurchase agreements and securities loaned	223,980		206,814
Derivatives
Total derivatives	82,168		90,238
Netting adjustments [member]
Derivatives
Impact on Positive fair values (Derivative assets) of netting agreements that qualify for balance sheet offset	(372)		(583)
Financial assets	(372)		(583)
Derivatives
Impact on Negative fair values (Derivative liabilities) of netting agreements that qualify for balance sheet offset	(372)		(583)
Financial liabilities	(372)		(583)
Total gross fair value [member] | Level 1 [member]
Trading
Trading securities	53,791		42,410
Investment
Investment securitites	42		42
Derivatives
Total gross derivatives, assets	2,724		5,869
Other assets	1,208		1,020
Financial assets	57,765		49,341
Other
Obligations related to securities sold short	18,107		17,732
Derivatives
Total gross derivatives, liabilities	2,561		4,369
Other liabilities	187		170
Financial liabilities	20,855		22,271
Total gross fair value [member] | Level 2 [member]
Financial assets
Interest-bearing deposits with banks	12,861		20,274
Trading
Trading securities	83,926		84,503
Investment
Investment securitites	54,422		48,028
Assets purchased under reverse repurchase agreements and securities borrowed	239,657		219,108
Loans	9,161		8,929
Derivatives
Total gross derivatives, assets	82,116		88,176
Other assets	184		288
Financial assets	482,327		469,306
Deposits
Personal	15,840		14,362
Business and government	109,574		103,440
Bank	4,601		7,072
Other
Obligations related to securities sold short	15,942		14,515
Obligations related to assets sold under repurchase agreements and securities loaned	218,288		201,839
Derivatives
Total gross derivatives, liabilities	78,883		85,309
Other liabilities	(1,369)		(1,654)
Financial liabilities	441,759		424,883
Total gross fair value [member] | Level 3 [member]
Trading
Trading securities	1,199		1,345
Investment
Investment securitites	470		429
Loans	759		551
Derivatives
Total gross derivatives, assets	344		577
Other assets	66		65
Financial assets	2,838		2,967
Deposits
Personal	192		390
Business and government			(5)
Derivatives
Total gross derivatives, liabilities	1,096		1,143
Other liabilities	56		68
Financial liabilities	1,344		1,596
Total gross fair value [member] | Canadian government debt - issued or guaranteed, Federal [member] | Level 1 [member]
Trading
Trading securities	12,161		8,342
Total gross fair value [member] | Canadian government debt - issued or guaranteed, Federal [member] | Level 2 [member]
Trading
Trading securities	5,219		6,231
Investment
Investment securitites	451		238
Total gross fair value [member] | Canadian government debt - issued or guaranteed, Provincial and municipal [member] | Level 2 [member]
Trading
Trading securities	11,291		11,350
Investment
Investment securitites	2,138		1,554
Total gross fair value [member] | US state, municipal and agencies debt - issued or guaranteed [member] | Level 1 [member]
Trading
Trading securities	962		2,068
Total gross fair value [member] | US state, municipal and agencies debt - issued or guaranteed [member] | Level 2 [member]
Trading
Trading securities	35,523		31,030
Investment
Investment securitites	16,241		18,136
Total gross fair value [member] | US state, municipal and agencies debt - issued or guaranteed [member] | Level 3 [member]
Trading
Trading securities	67		66
Total gross fair value [member] | Other OECD government debt - issued or guaranteed [member] | Level 1 [member]
Trading
Trading securities	4,285		1,151
Total gross fair value [member] | Other OECD government debt - issued or guaranteed [member] | Level 2 [member]
Trading
Trading securities	5,018		9,018
Investment
Investment securitites	4,192		1,470
Total gross fair value [member] | Mortgage-backed securities [member] | Level 2 [member]
Trading
Trading securities	967		1,001
Investment
Investment securitites	2,540		2,174
Total gross fair value [member] | Mortgage-backed securities [member] | Level 3 [member]
Investment
Investment securitites	28
Total gross fair value [member] | Asset-backed securities, Non-CDO [member] | Level 2 [member]
Trading
Trading securities	963		1,023
Investment
Investment securitites	884		863
Total gross fair value [member] | Asset-backed securities, Non-CDO [member] | Level 3 [member]
Trading
Trading securities	4		110
Total gross fair value [member] | Corporate debt and other debt [member] | Level 1 [member]
Trading
Trading securities			2
Total gross fair value [member] | Corporate debt and other debt [member] | Level 2 [member]
Trading
Trading securities	22,831		22,303
Investment
Investment securitites	20,715		17,227
Total gross fair value [member] | Corporate debt and other debt [member] | Level 3 [member]
Trading
Trading securities	21		21
Investment
Investment securitites	146		192
Total gross fair value [member] | Equity securities [member] | Level 1 [member]
Trading
Trading securities	36,383		30,847
Investment
Investment securitites	42		42
Total gross fair value [member] | Equity securities [member] | Level 2 [member]
Trading
Trading securities	2,114		2,547
Investment
Investment securitites	175		103
Total gross fair value [member] | Equity securities [member] | Level 3 [member]
Trading
Trading securities	1,107		1,148
Investment
Investment securitites	296		237
Total gross fair value [member] | Asset-backed securities, CDO [member] | Level 2 [member]
Investment
Investment securitites	7,062		6,239
Total gross fair value [member] | Loan substitute securities [member] | Level 2 [member]
Investment
Investment securitites	24		24
Total gross fair value [member] | Interest rate contracts [member] | Level 1 [member]
Derivatives
Total gross derivatives, assets			1
Total gross fair value [member] | Interest rate contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	36,222		33,862
Total gross fair value [member] | Interest rate contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	239		222
Total gross fair value [member] | Foreign exchange contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	32,343		43,253
Total gross fair value [member] | Foreign exchange contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	45		53
Total gross fair value [member] | Credit derivatives [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	187		38
Total gross fair value [member] | Other contracts [member] | Level 1 [member]
Derivatives
Total gross derivatives, assets	2,724		5,868
Total gross fair value [member] | Other contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	14,007		11,654
Total gross fair value [member] | Other contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	57		296
Total gross fair value [member] | Valuation adjustments [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	(643)		(631)
Total gross fair value [member] | Valuation adjustments [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	3		6
Total gross fair value [member] | Interest rate contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	30,297		29,620
Total gross fair value [member] | Interest rate contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	824		726
Total gross fair value [member] | Foreign exchange contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	33,291		41,836
Total gross fair value [member] | Foreign exchange contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	28		32
Total gross fair value [member] | Credit derivatives [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	281		94
Total gross fair value [member] | Other contracts [member] | Level 1 [member]
Derivatives
Total gross derivatives, liabilities	2,561		4,369
Total gross fair value [member] | Other contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	15,020		13,730
Total gross fair value [member] | Other contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	247		380
Total gross fair value [member] | Valuation adjustments [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	(6)		29
Total gross fair value [member] | Valuation adjustments [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	(3)		5
Recurring [member]
Financial assets
Interest-bearing deposits with banks	12,861		20,274
Trading
Trading securities	138,916		128,258
Investment
Investment securitites	54,934		48,499
Assets purchased under reverse repurchase agreements and securities borrowed	239,657		219,108
Loans	9,920		9,480
Derivatives
Total gross derivatives, assets	85,184		94,622
Impact on Positive fair values (Derivative assets) of netting agreements that qualify for balance sheet offset	(372)		(583)
Derivatives	84,812		94,039
Other assets	1,458		1,373
Financial assets	542,558		521,031
Deposits
Personal	16,032		14,752
Business and government	109,574		103,435
Bank	4,601		7,072
Other
Obligations related to securities sold short	34,049		32,247
Obligations related to assets sold under repurchase agreements and securities loaned	218,288		201,839
Derivatives
Total gross derivatives, liabilities	82,540		90,821
Impact on Negative fair values (Derivative liabilities) of netting agreements that qualify for balance sheet offset	(372)		(583)
Total derivatives	82,168		90,238
Other liabilities	(1,126)		(1,416)
Financial liabilities	463,586		448,167
Recurring [member] | Level 3 [member]
Derivatives
Financial assets	1,742	$ 1,841	1,824	$ 1,569	$ 1,538	$ 1,752
Derivatives
Financial liabilities	(248)	$ (143)	(453)	$ (278)	$ (582)	$ (489)
Recurring [member] | Canadian government debt - issued or guaranteed, Federal [member]
Trading
Trading securities	17,380		14,573
Investment
Investment securitites	451		238
Recurring [member] | Canadian government debt - issued or guaranteed, Provincial and municipal [member]
Trading
Trading securities	11,291		11,350
Investment
Investment securitites	2,138		1,554
Recurring [member] | US state, municipal and agencies debt - issued or guaranteed [member]
Trading
Trading securities	36,552		33,164
Investment
Investment securitites	16,241		18,136
Recurring [member] | Other OECD government debt - issued or guaranteed [member]
Trading
Trading securities	9,303		10,169
Investment
Investment securitites	4,192		1,470
Recurring [member] | Mortgage-backed securities [member]
Trading
Trading securities	967		1,001
Investment
Investment securitites	2,568		2,174
Recurring [member] | Asset-backed securities, Non-CDO [member]
Trading
Trading securities	967		1,133
Investment
Investment securitites	884		863
Recurring [member] | Corporate debt and other debt [member]
Trading
Trading securities	22,852		22,326
Investment
Investment securitites	20,861		17,419
Recurring [member] | Equity securities [member]
Trading
Trading securities	39,604		34,542
Investment
Investment securitites	513		382
Recurring [member] | Asset-backed securities, CDO [member]
Investment
Investment securitites	7,062		6,239
Recurring [member] | Loan substitute securities [member]
Investment
Investment securitites	24		24
Recurring [member] | Interest rate contracts [member]
Derivatives
Total gross derivatives, assets	36,461		34,085
Recurring [member] | Foreign exchange contracts [member]
Derivatives
Total gross derivatives, assets	32,388		43,306
Recurring [member] | Credit derivatives [member]
Derivatives
Total gross derivatives, assets	187		38
Recurring [member] | Other contracts [member]
Derivatives
Total gross derivatives, assets	16,788		17,818
Recurring [member] | Valuation adjustments [member]
Derivatives
Total gross derivatives, assets	(640)		(625)
Recurring [member] | Interest rate contracts [member]
Derivatives
Total gross derivatives, liabilities	31,121		30,346
Recurring [member] | Foreign exchange contracts [member]
Derivatives
Total gross derivatives, liabilities	33,319		41,868
Recurring [member] | Credit derivatives [member]
Derivatives
Total gross derivatives, liabilities	281		94
Recurring [member] | Other contracts [member]
Derivatives
Total gross derivatives, liabilities	17,828		18,479
Recurring [member] | Valuation adjustments [member]
Derivatives
Total gross derivatives, liabilities	$ (9)		$ 34